Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended				2 Months Ended						7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Feb. 10, 2017	Jan. 30, 2017 USD ($) $ / shares shares	Jan. 23, 2017	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($) shares	Feb. 27, 2017 USD ($)	Feb. 17, 2017 USD ($)	Feb. 16, 2017 USD ($)	Feb. 14, 2017 USD ($)	Mar. 11, 2016	Aug. 15, 2016	Nov. 01, 2016	Nov. 18, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 23, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Conversion, Amount															$ 8,750		$ 0	$ 0
Stockholders' Equity, Reverse Stock Split											1-for-25 reverse stock split of the Company's common shares, with which seven fractional shares were cashed out	1-for-4 reverse stock split of the Company's common shares, with which five fractional shares were cashed out	1-for-15 reverse stock split of the Company's common shares, with which nine fractional shares were cashed out
Stock Issued During Period Value New Issues															14,434		(228)	422,375
Proceeds From Issuance Of Common Stock															123,810		0	421,911
Repayments Of Debt															119,758		782,366	2,008,826
Payment of dividends															0		$ 20,526	$ 30,563
Securities Purchase Agreement
Proceeds From Issuance Of Common Stock															$ 15,000
Maximum value of shares to be sold within 24 months																$ 200,000
Amount of common stock as commitment fee																$ 1,500
Stock Issued During Period Shares New Issues | shares															388,342
Secured Credit Facility at June 20, 2008
Repayments Of Debt														$ 8,200
Subsequent Event
Stockholders' Equity, Reverse Stock Split				1-for-8 reverse stock split of the Company's common shares, with which four fractional shares were cashed out
Payment of dividends							$ 2,500
Date of dividend record							Mar. 15, 2017
Date of dividend payment							Mar. 31, 2017
Subsequent Event | Securities Purchase Agreement
Stock Issued During Period Value New Issues			$ 200,000
Proceeds From Issuance Of Common Stock			$ 198,000
Share Price | $ / shares			$ 6.3
Stock Issued During Period Shares New Issues | shares			32,028,079
Subsequent Event | Agreement with Kalani
Proceeds From Issuance Of Common Stock						$ 182,094
Maximum value of shares to be sold within 24 months								$ 200,000
Amount of common stock as commitment fee								$ 1,500
Stock Issued During Period Shares New Issues | shares						103,867,307
Subsequent Event | Secured Credit Facility at June 20, 2008
Repayments Of Debt									$ 667
Subsequent Event | Very Large Gas Carriers (VLGCs)
Number of vessels					1	1
Price Per Vessel					$ 83,500	$ 83,500
Delivery Date					June 2017	September 2017
Remaining payable amount					$ 61,650	$ 61,650
Time Charter Agreement Duration					5 years	5 years
Subsequent Event | Very Large Gas Carriers (VLGCs) | LPG Option Agreement
Number of vessels	4
Price Per Vessel	$ 83,500
Subsequent Event | Aframax Tanker
Number of vessels		1
Delivery Date		second quarter of 2017
DWT		113,644
Subsequent Event | Very Large Crude Carrier
Number of vessels										1
Delivery Date										second quarter of 2017
DWT										320,105
Subsequent Event | Aframax Tanker and Very Large Crude Carrier
Vessels total sale price										$ 102,515
Number of vessels										2
Subsequent Event | New Revolving Credit Facility
Line of credit facility amount outstanding					$ 142,850	$ 164,700
Subsequent Event | New Revolving Credit Facility | Very Large Gas Carriers (VLGCs)
Amount drawn down					$ 21,850	$ 21,850